GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	12 Months Ended
Dec. 31, 2014
Gain (Loss) on Disposition of Assets [Abstract]
GAIN ON SALE OF ASSETS
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS

The Company has recorded gains on sale of assets and termination of charters as follows:

	Year ended December 31
(in thousands)	2014	2013	2012
(Loss)/ gain on sale of assets	(1,384)	18,025	25,681
Gain on termination of charters	25,315	—	21,705
Total gain on sale of assets and termination of charters	23,931	18,025	47,386

The Company distinguishes between gains on termination of charters, where ownership of the underlying vessel is retained, and gains on sale of assets, where the vessel is disposed of and there may be an associated charter termination fee paid or received for early termination of the underlying charter.

Loss on sale of vessels

During the year ended December 31, 2014, the Company realized the following losses on sales of vessels:

(in thousands of $) Vessel	Sales price	Book value	Loss
Front Comanche	38,835	39,235	(400)
Front Commerce	37,884	38,371	(487)
Front Opalia	39,363	39,860	(497)
	116,082	117,466	(1,384)

The VLCCs Front Comanche, Front Commerce and Front Opalia were accounted for as direct financing lease assets, and were sold to an unrelated party in November 2014. The above sales prices each include compensation received for early termination of the charters (see Note 23: Related Party Transactions).

During the year ended December 31, 2013, the Company sold one oil/bulk/ore carrier ("OBO"), one single-hull VLCC, two double-hull VLCCs and one Suezmax tanker to unrelated parties and realized gains of $18.0 million on their disposal.

During the year ended December 31, 2012, the Company sold four OBOs and two single-hull VLCCs to unrelated parties and realized gains of $25.7 million on their disposal.

Gain on termination of charters

In September 2010, the Company agreed five year time-charters at a net rate of approximately $14,000 per day per vessel for four 34,000 dwt Handysize drybulk carriers, which were under construction at the time. The vessels were delivered from the shipyard in the second half of 2011 and the first half of 2012, and duly commenced the agreed time-charters. In July 2012, however, the charterer stopped paying the agreed charter hire and the vessels were returned to the Company. Proceedings were initiated against the charterer to recover unpaid charter hire and the matter was settled in the year ended December 31, 2014. A gain on termination of charters amounting to $25.3 million was recorded in the year ended December 31, 2014, net of legal and other costs.

In April 2012, the Company agreed to terminate the long-term bareboat charter agreements with Horizon Lines, LLC relating to five container vessels. The Company received termination compensation consisting of second lien notes in Horizon Lines, LLC with a face value of $40.0 million, warrants exercisable into 10% of the common stock in the parent company Horizon Lines, Inc., and inventory remaining on board the vessels at the time of their redelivery. The $21.7 million aggregate fair value of these assets was recorded as a gain on termination of charters in the year ended December 31, 2012. The second lien loan notes, with an initial face value of $40.0 million, bear interest, which can be paid in cash, in the form of additional notes or a combination of cash and additional notes at the option of Horizon Lines, LLC, and mature in full in October 2016, unless previously redeemed. The notes are not listed and their estimated fair value at the time of acquisition was materially less than their face value. The fair value of the notes is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market. The notes are being held as available for sale securities at fair value. The warrants can be exercised at any time between their issue and the 25th anniversary of the issue date. Although shares in Horizon Lines, Inc. are traded on the over-the-counter market, the warrants are not listed. The warrants are being held as a long-term investment at fair value.